Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Nov. 21, 2018
Registrant Name	Advisors' Inner Circle Fund III
Central Index Key	0001593547
Amendment Flag	false
Document Creation Date	Nov. 21, 2018
Document Effective Date	Nov. 21, 2018
Prospectus Date	Nov. 21, 2018